Maximum exposure to credit risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	₩ 611,310,911	₩ 542,766,933
Due from banks and loans
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		296,441,837
Due from banks and loans | Banks
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		13,373,140
Due from banks and loans | Retail
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		124,868,554
Due from banks and loans | Government
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		14,442,747
Due from banks and loans | Corporations
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		123,637,882
Due from banks and loans | Card receivable
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		20,119,514
Due from banks and loans at amortized cost
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	314,340,868
Due from banks and loans at amortized cost | Banks
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	17,935,816
Due from banks and loans at amortized cost | Retail
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	136,499,558
Due from banks and loans at amortized cost | Government
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	6,517,215
Due from banks and loans at amortized cost | Corporations
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	131,795,992
Due from banks and loans at amortized cost | Card receivable
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	21,592,287
Deposits and loans at FVTPL
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	2,079,850
Deposits and loans at FVTPL | Banks
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	890,660
Deposits and loans at FVTPL | Corporations
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	1,189,190
Trading assets
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		23,829,943
Securities at FVTPL
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	40,289,846
Financial assets designated at FVTPL(IAS39)
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		2,344,701
AFS financial assets
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		37,186,552
Securities at fair value through other comprehensive income
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	37,677,646
HTM financial assets
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		24,990,680
Securities at amortized cost
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	28,478,136
Derivative assets
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	1,793,613	3,400,178
Other financial assets
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	16,837,141	12,041,304
Financial guarantee contracts
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	4,413,874	3,267,707
Loan commitments and other
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	₩ 165,399,937	₩ 139,264,031